As Filed with the Securities and Exchange Commission

                          August 22, 1997

                                        1933 Act Registration No. 333-30169

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ___        Post-Effective Amendment No. 1

THORNBURG INVESTMENT TRUST
--------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------   -----
(Address of Principal Executive Offices)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------
H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
---------------------------------------
(Name and Address of Agent for Service)

Charles W. N. Thompson, Jr.
White, Koch, Kelly & McCarthy, P. A.
Post Office Box 787
Santa Fe, New Mexico  87504-0787
------------------------------------
(Copies of all Correspondence)



     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on November 26, 1996.

                             EXPLANATORY NOTE

     This Registration Statement includes two combined Prospectus/Proxy Statements, which relate respectively to two of the Registrant's separate series, THORNBURG INTERMEDIATE MUNICIPAL FUND and THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND. The two Prospectus/Proxy Statements, together with the related Statements of Additional Information, were filed in definitive form on August 6, 1997 in accordance with Rule 497, and are incorporated herein by reference.

     This post-effective amendment is made pursuant to the Registrant's undertaking to file opinions of counsel supporting the tax consequences of the proposed acquisitions of assets and issuance of shares described in this Registration Statement. The form of opinion is filed as two exhibits to this amendment, and is proposed to be delivered at the closing of the each of the reorganizations.

                            THORNBURG INVESTMENT TRUST
                     (Thornburg Intermediate Municipal Fund)
                         Form N-14 Cross Reference Sheet

Part A. Thornburg Intermediate Municipal Fund    Prospectus/Proxy Statement
Item No. and Caption                                       Caption

1.   Beginning of Registration Statement         Cover Page; Front cover
     and Outside Front Cover Page of             page of Prospectus/Proxy
     Prospectus                                  Statement

2.   Beginning and Outside Back Cover of         Table of Contents
     Prospectus

3.   Fee Table, Synopsis Information and         Summary of the Proposed
     Risk Factors                                Reorganization; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Tables;
                                                 Comparison of Investment
                                                 Objectives, Policies and
                                                 Restrictions of Mackenzie
                                                 and Thornburg Funds;
                                                 Comparative Information on
                                                 Shareholder Rights

4.   Information About the Transaction           Summary of the Proposed
                                                 Reorganization;
                                                 Information About the
                                                 Reorganization

5.   Information About the Registrant            Summary of the Proposed
                                                 Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie Fund and
                                                 Thornburg Fund; Comparison
                                                 of Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie Fund and
                                                 Thornburg Fund; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Table;
                                                 Purchase, Redemption and
                                                 Exchange Procedures for
                                                 Mackenzie Fund and
                                                 Thornburg Fund; Dividend
                                                 Policies of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Information
                                                 on Shareholder Rights;
                                                 Additional Information
                                                 About Mackenzie Fund and
                                                 Thornburg Fund

6.   Information About the Company               Summary of the Proposed
     Being Acquired                              Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie Fund and
                                                 Thornburg Fund;
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie Fund and
                                                 Thornburg Fund; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Table;
                                                 Purchase, Redemption and
                                                 Exchange Procedures of
                                                 Mackenzie Fund and
                                                 Thornburg Fund; Dividend
                                                 Policies of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Information on
                                                 Shareholder Rights;
                                                 Additional Information
                                                 about Mackenzie Fund and
                                                 Thornburg Fund

7.   Voting Information                          Information About the
                                                 Reorganization; Voting
                                                 Information

8.   Interest of Certain Persons and Experts     Not Applicable

9.   Additional Information Required for         Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters

Part B. Thornburg Intermediate Municipal Fund    Statement of Additional
Item No. and Caption                               Information Caption

10.  Cover Page                                  Cover Page

11.  Table of Contents                           Not Applicable

12.  Additional Information About Registrant     Statement of Additional
                                                 Information of Thornburg
                                                 Intermediate Municipal
                                                 Funds, February 1, 1997,
                                                 as revised May 6, 1997

13.  Additional Information About the Company    Statement of Additional
     Being Acquired                              Information of Mackenzie
                                                 Series Trust, dated
                                                 October 25, 1996

14.  Financial Statements                        Annual Report of Thornburg
                                                 Intermediate Municipal
                                                 Fund, September 30, 1996;
                                                 Semiannual Report of
                                                 Thornburg Intermediate
                                                 Municipal Fund, March 31,
                                                 1997;
                                                 Annual Report of Mackenzie
                                                 National Municipal Fund,
                                                 June 30, 1996;
                                                 Semiannual Report of
                                                 Mackenzie National
                                                 Municipal Fund,
                                                 December 31, 1996


                                  Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               THORNBURG INVESTMENT TRUST
                    (Thornburg New York Intermediate Municipal Fund)
                             Form N-14 Cross Reference Sheet

Report A. Thornburg New York Intermediate Municipal Fund
Item No. and Caption                             Prospectus/Proxy Statement
                                                           Caption

1.   Beginning of Registration Statement         Cover Page; Front cover
     and Outside Front Cover Page of             page of Prospectus/Proxy
     Prospectus                                  Statement

2.   Beginning and Outside Back Cover of         Table of Contents
     Prospectus

3.   Fee Table, Synopsis Information and         Summary of the Proposed
     Risk Factors                                Reorganization; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Tables;
                                                 Comparison of Investment
                                                 Objectives, Policies and
                                                 Restrictions of Mackenzie
                                                 Fund and Thornburg Fund;
                                                 Comparative Information on
                                                 Shareholder Rights

4.   Information About the Transaction           Summary of the Proposed
                                                 Reorganization;
                                                 Information About the
                                                 Reorganization

5.   Information About the Registrant            Summary of the Proposed
                                                 Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie Fund and
                                                 Thornburg Fund;
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie Fund and
                                                 Thornburg Fund; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Table;
                                                 Purchase, Redemption
                                                 and Exchange Procedures
                                                 for Mackenzie Fund and
                                                 Thornburg Fund; Dividend
                                                 Policies of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Information
                                                 on Shareholder Rights;
                                                 Additional Information
                                                 About Mackenzie Fund
                                                 and Thornburg Fund

6.   Information About the Company               Summary of the Proposed
     Being Acquired                              Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie Fund and
                                                 Thornburg Fund;
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie Fund and
                                                 Thornburg Fund; Principal
                                                 Risk Factors; Fees and
                                                 Expenses of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Fee Table;
                                                 Purchase, Redemption and
                                                 Exchange Procedures of
                                                 Mackenzie Fund and
                                                 Thornburg Fund; Dividend
                                                 Policies of Mackenzie Fund
                                                 and Thornburg Fund;
                                                 Comparative Information on
                                                 Shareholder Rights;
                                                 Additional Information
                                                 about Mackenzie Fund and
                                                 Thornburg Fund

7.   Voting Information                          Information About the
                                                 Reorganization; Voting
                                                 Information

8.   Interest of Certain                         Not Applicable
     Persons and Experts

9.   Additional Information Required for         Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters

Part B: Thornburg New York Intermediate Municipal Fund
Item No. and Caption                                Statement of Additional
                                                      Information Caption

10.  Cover Page                                  Cover Page

11.  Table of Contents                           Not Applicable

12.  Additional Information About Registrant     Statement of Additional
                                                 Information of Thornburg
                                                 New York Intermediate
                                                 Municipal Fund, June 1,
                                                 1997

13.  Additional Information About the Company    Statement of Additional
     Being Acquired                              Information of Mackenzie
                                                 Series Trust, dated
                                                 October 25, 1996

14.  Financial Statements                        Annual Report of Mackenzie
                                                 New York Municipal Fund,
                                                 June 30, 1996;
                                                 Semi-annual Report of
                                                 Mackenzie New York
                                                 Municipal Fund,
                                                 December 31, 1996



                                  Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Part C
Other Information
-----------------

Item 15.  Indemnification
-------------------------

     (1) Section 10.2 of the Registrant's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 7 of the Registrant's Distribution Agreement in the form applicable to each of its series, generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of Thornburg Trust will become insured, under a joint professional and directors and officers liability policy.
The described individuals are referred to as the "insureds." The policy covers amounts for which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

     (1) Declaration of Trust, as amended, incorporated by reference from registrant's initial registration statement on Form N-1A filed on June 12, 1987; First Amendment dated August 11, 1987, incorporated by reference from pre-effective amendment no. 1 filed on October 28, 1987; Second Amendment incorporated by reference from post-effective amendment no. 1 filed on March 3, 1988; Third, Fourth, Fifth, Sixth and Seventh Amendments, incorporated by reference from post-effective amendment no. 13 filed on December 3, 1993; Amended and Restated Designation of Series, incorporated by reference from post-effective amendment no. 17 filed on July 27, 1994; Ninth Amendment, incorporated by reference from post-effective amendment no. 20 filed on July 5, 1995; Corrected Tenth Amendment, incorporated by reference from post-effective amendment no. 22 filed on October 2, 1995; First Supplement to Amended and Restated Designation of Series, incorporated by reference from post-effective amendment no. 26 filed on May 6, 1996.

     (2) By-laws, incorporated by reference from registrant's initial registration statement on Form N-1A filed on June 12, 1987.

     (3)  Not applicable.

     (4)  Agreement and Plan of Reorganization - (filed as
          Exhibit A to each of the Prospectus/Proxy Statements included as Part A of this Registration Statement).

     (5)  Not applicable.

     (6) (a) Form of Restated Investment Advisory Agreement, incorporated by reference from post-effective amendment number 27 to Registrant's registration statement on form N-1A, filed on August 30, 1996.

          (b) Form of Administrative Services Agreement, incorporated by reference from post-effective amendment no. 29 to registrant's registration statement on Form N-1A, filed on March 14, 1997.

     (7) Form of Underwriting Agreement, incorporated by reference from registrant's initial registration statement on Form N-1A filed on June 12, 1987.

     (8)  Not applicable.

     (9) Custody Agreement, incorporated by reference from post-effective amendment no. 29 to registrant's registration statement on Form N-1A, filed on March 14, 1997.

     (10) (a) Form of Class A Service Plan, incorporated by reference from post-effective amendment no. 29 to registrant's registration statement on Form N-1A, filed on March 14, 1997.

          (b) Multiple Class Plan pursuant to Rule 18F-3, filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

     (11) Opinion and consent of Koch, Kelly & McCarthy, P.A., filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

     (12) (a) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie National Municipal Fund by Thornburg Intermediate Municipal Fund.

          (b) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie New York Municipal Fund by Thornburg New York Intermediate Municipal Fund.

     (13) Not applicable.

     (14) (a) Consent of McGladrey & Pullen, LLP, independent auditors, filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

          (b) Consent of Coopers & Lybrand, LLP, independent auditors, filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

     (15) Not applicable.

     (16) Powers of attorney, filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

     (17) (a) Declaration pursuant to Rule 24f-2, filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

          (b) Proxy card (Mackenzie National Municipal Fund), filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

          (c) Proxy Card (Mackenzie New York Municipal Fund), filed as exhibit to initial filing of this Registration Statement on June 27, 1997.

Item 17.  Undertakings
----------------------

     (1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 22nd day of August, 1997. The Registrant represents that this amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1), and no material event requiring disclosure in the prospectus/proxy statements has occurred since the date specified in Rule 485(b)(2).


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     H. Garrett Thornburg, Jr., President

   Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer

                 *
------------------------------------------
J. Burchenal Ault, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee

                 *
------------------------------------------
Brian J. McMahon, Vice President
Trustee and principal accounting
and financial officer

* By:          /s/
     -------------------------------------        Date:  August 22, 1997
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact

                             INDEX TO EXHIBITS



     (12) (a) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie National Municipal Fund by Thornburg Intermediate Municipal Fund

          (b) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie New York Municipal Fund by Thornburg New York Intermediate Municipal Fund

                               EXHIBIT 12(a)


                              [Closing Date], 1997



Mackenzie Series Trust
 in respect of
 Mackenzie [               ] Municipal Fund
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida  33432

Thornburg [                                ]
 in respect of
 Thornburg [                               ]
119 East Marcy Street
Santa Fe, New Mexico  87501

Gentlemen:

     You have requested our opinion regarding certain federal income tax
consequences to Mackenzie [                         ] Municipal Fund
("Target"), a separate series of Mackenzie Series Trust ("Mackenzie"), to the holders of the shares of beneficial interest (the "shares") of Target (the
"Target shareholders"), and to Thornburg [                                 ]
("Acquiring Fund"), a separate series of Thornburg [                       ]
("Thornburg"), in connection with the proposed transfer of substantially all of the assets of Target to Acquiring Fund in exchange solely for voting shares of [beneficial interest/common stock] of Acquiring Fund ("Acquiring Fund shares") and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares received by Target in complete liquidation, all pursuant to the Agreement and Plan of
Reorganization (the "Plan") dated as of [                       ], 1997 (the
"Reorganization").

     For purposes of this opinion, we have examined and rely upon (1) the
Plan, (2) the Form N-14, filed by Thornburg on [                          ],
1997, with the Securities and Exchange Commission, (3) the facts and
representations contained in the letter dated [                           ],
1997, addressed to us from Mackenzie, (4) the facts and representations
contained in the letter dated [                                           ],
1997, addressed to us from Thornburg, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 2



     This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

     Based upon the foregoing, it is our opinion that:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Target in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares to the Target shareholders in exchange for their Target shares in complete liquidation of Target, will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Fund and Target will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (2) No gain or loss will be recognized to Target upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, or upon the distribution to the Target shareholders of the Acquiring Fund shares.

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of Target's assets in exchange for Acquiring Fund shares.

     (4) The basis of the assets of Target in the hands of Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Target immediately prior to the Reorganization exchange.

     (5) The holding period of Target's assets in the hands of Acquiring Fund will include the period during which the assets were held by Target.

     (6) No gain or loss will be recognized to the Target shareholders upon the receipt of Acquiring Fund shares solely in exchange for Target shares.

     (7) The basis of the Acquiring Fund shares received by the Target shareholders will be the same as the basis of the Target shares surrendered in exchange therefor.

     (8) The holding period of the Acquiring Fund shares received by the Target shareholders will include the holding period of the Target shares surrendered in exchange therefor, provided that such Target shares were held as capital assets in the hands of the Target shareholders upon the date of the exchange.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 3



     We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

                              Very truly yours,
                               EXHIBIT 12(b)


                              [Closing Date], 1997



Mackenzie Series Trust
 in respect of
 Mackenzie [               ] Municipal Fund
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida  33432

Thornburg [                                ]
 in respect of
 Thornburg [                               ]
119 East Marcy Street
Santa Fe, New Mexico  87501

Gentlemen:

     You have requested our opinion regarding certain federal income tax
consequences to Mackenzie [                         ] Municipal Fund
("Target"), a separate series of Mackenzie Series Trust ("Mackenzie"), to the holders of the shares of beneficial interest (the "shares") of Target (the
"Target shareholders"), and to Thornburg [                                 ]
("Acquiring Fund"), a separate series of Thornburg [                       ]
("Thornburg"), in connection with the proposed transfer of substantially all of the assets of Target to Acquiring Fund in exchange solely for voting shares of [beneficial interest/common stock] of Acquiring Fund ("Acquiring Fund shares") and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares received by Target in complete liquidation, all pursuant to the Agreement and Plan of
Reorganization (the "Plan") dated as of [                       ], 1997 (the
"Reorganization").

     For purposes of this opinion, we have examined and rely upon (1) the
Plan, (2) the Form N-14, filed by Thornburg on [                          ],
1997, with the Securities and Exchange Commission, (3) the facts and
representations contained in the letter dated [                           ],
1997, addressed to us from Mackenzie, (4) the facts and representations
contained in the letter dated [                                           ],
1997, addressed to us from Thornburg, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 2



     This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

     Based upon the foregoing, it is our opinion that:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Target in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares to the Target shareholders in exchange for their Target shares in complete liquidation of Target, will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Fund and Target will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (2) No gain or loss will be recognized to Target upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, or upon the distribution to the Target shareholders of the Acquiring Fund shares.

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of Target's assets in exchange for Acquiring Fund shares.

     (4) The basis of the assets of Target in the hands of Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Target immediately prior to the Reorganization exchange.

     (5) The holding period of Target's assets in the hands of Acquiring Fund will include the period during which the assets were held by Target.

     (6) No gain or loss will be recognized to the Target shareholders upon the receipt of Acquiring Fund shares solely in exchange for Target shares.

     (7) The basis of the Acquiring Fund shares received by the Target shareholders will be the same as the basis of the Target shares surrendered in exchange therefor.

     (8) The holding period of the Acquiring Fund shares received by the Target shareholders will include the holding period of the Target shares surrendered in exchange therefor, provided that such Target shares were held as capital assets in the hands of the Target shareholders upon the date of the exchange.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 3



     We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

                              Very truly yours,